DEBT (Tables)	12 Months Ended
Dec. 31, 2013
DEBT
Schedule of terms and rates of the Company's outstanding senior notes

($ thousands)	December 31, 2013	December 31, 2012

Current:
Senior notes	$48,713	$45,566

	48,713	45,566

Long-term:
Bank credit facility	$214,394	$260,950
Senior notes	762,191	763,049

	976,585	1,023,999

Total debt	$1,025,298	$1,069,565

Senior notes
DEBT
Schedule of terms and rates of the Company's outstanding senior notes

Issue Date	Interest Payment Dates	Principal Repayment	Coupon Rate	Original Principal ($ thousands)	Remaining Principal ($ thousands)	CDN$ Carrying Value ($ thousands)

May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	$30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	21,272
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$355,000	377,578
June 18, 2009	June 18 and Dec 18	Bullet payment on June 18, 2015	6.37%	CDN$40,000	CDN$40,000	40,000
June 18, 2009	June 18 and Dec 18	Bullet payment on June 18, 2015	6.82%	US$40,000	US$40,000	42,544
June 18, 2009	June 18 and Dec 18	5 equal annual installments beginning June 18, 2017	7.97%	US$225,000	US$225,000	239,310
Oct 1, 2003	April 1 and Oct 1	5 equal annual installments beginning Oct 1, 2011	5.46%	US$54,000	US$21,600	22,974
June 19, 2002	June 19 and Dec 19	5 equal annual installments beginning June 19, 2010	6.62%	US$175,000	US$35,000	37,226

				Total carrying value		$810,904

				Current portion		$48,713

				Long-term portion		$762,191